Contractual Residual Maturity of Available for Sale Debt Securities Other Than Asset and Mortgage Backed Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Amortized Cost
Amortized Cost	₨ 4,241,981.6	$ 57,998.1	₨ 3,340,732.3
Fair Value
Total	4,275,449.9	58,455.7	3,406,289.2
Debt securities, other than asset and mortgage-backed securities
Amortized Cost
Within one year	847,885.7
Over one year through five years	1,362,628.4
Over five years through ten years	1,133,763.6
Over ten years	740,273.5
Amortized Cost	4,084,551.2		3,213,339.7
Fair Value
Within one year	849,275.7	11,611.6
Over one year through five years	1,388,323.5	18,981.7
Over five years through ten years	1,145,349.2	15,659.7
Over ten years	731,299.5	9,998.6
Total	₨ 4,114,247.9	$ 56,251.6	₨ 3,277,299.6